UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.
Schedule of Investments	January 31, 2009
(Unaudited)
COMMON STOCK (96.08% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	China	14.69%
	Building Products — Cement & Aggregation	0.94%
916,000	Asia Cement China Holdings Corp.+		$411,785	$412,248

	Coal	0.33%
426,000	Hidili Industry International Development, Ltd.		98,440	143,929

	Commercial Banks — Non-US	1.73%
1,766,000	Industrial & Commercial Bank of China, Ltd.		1,022,558	762,910

	Electrical Machinery	1.27%
6,638,000	Chongqing Machinery and Electric Co., Ltd.+		478,395	556,402

	Life / Health Insurance	2.20%
361,000	China Life Insurance Co., Ltd.		1,082,183	968,297

	Machinery — Material Handling	0.61%
369,500	Shanghai Zhenhua Port Machinery Co. Ltd., Class B		116,068	269,735

	Oil Companies — Integrated	1.48%
5,379	China Petroleum and Chemical Corp. ADR		327,325	290,789
480,000	PetroChina Co., Ltd.		538,124	360,248

			865,449	651,037

	Real Estate — Operations & Development	1.42%
806,986	China Vanke Co., Ltd. Class B		476,973	623,348

	Schools	0.74%
6,829	New Oriental Education & Technology Group, Inc. ADR+		447,960	326,699

	Telecommunications Equipment	1.25%
189,300	ZTE Corp.		492,287	548,031

	Telecommunications Services	1.40%
1,010,000	China Communications Services Corp., Ltd.		571,618	616,056

	Transport — Marine	1.32%
30,600	NetEase.com, Inc. ADR+		613,754	581,706

	Total China		6,677,470	6,460,398

The Asia Tigers Fund, Inc.
Schedule of Investments	January 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	Hong Kong	19.89%
	Apparel Manufacturers	0.41%
178,000	Ports Design, Ltd.		$320,374	$181,795

	Cellular Telecommunications	5.18%
250,600	China Mobile, Ltd.		1,159,796	2,278,285

	Commercial Banks — Non-US	0.47%
42,000	Wing Hang Bank, Ltd.		300,355	205,270

	Diversified Operations	3.07%
227,000	Beijing Enterprises Holdings, Ltd.		762,571	901,601
478,000	Guangdong Investment, Ltd.		183,826	184,305
51,381	Hutchison Whampoa, Ltd.		199,162	265,033

			1,145,559	1,350,939

	Finance — Other Services	0.74%
37,100	Hong Kong Exchanges & Clearing, Ltd.		376,097	325,327

	Heavy Industry	0.30%
35,000	Cheung Kong Infrastructure Holdings, Ltd.		126,864	131,792

	Oil Companies — Exploration & Production	1.61%
2,481,800	CNPC Hong Kong, Ltd.		882,772	710,489

	Real Estate — Operations & Development	2.77%
88,700	Cheung Kong Holdings, Ltd.		640,520	833,852
325,000	China Resources Land, Ltd.		408,804	383,480

			1,049,324	1,217,332

	Retail — Restaurants	1.45%
330,000	Cafe De Coral Holdings, Ltd.		297,250	638,327

	Telecommunications	0.50%
234,000	China Unicom, Ltd.		406,530	220,884

	Telecommunications Equipment	0.87%
99,000	VTech Holdings, Ltd.		455,265	381,081

	Transport — Marine	0.60%
1,071,000	Sinotrans Shipping, Ltd.		301,183	265,173

The Asia Tigers Fund, Inc.
Schedule of Investments	January 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	Hong Kong (concluded)
	Transportation	1.92%
348,000	MTR Corp., Ltd.		$972,699	$843,674

	Total Hong Kong		7,794,068	8,750,368

	India	10.09%
	Applications Software	1.32%
21,707	Infosys Technologies, Ltd.		190,892	579,756

	Banks	0.91%
21,050	HDFC Bank, Ltd.		549,918	398,176

	Commercial Banks — Non-US	1.97%
36,687	State Bank of India		696,352	864,786

	Diversified Financial Services	1.14%
178,500	Power Finance Corp.		426,624	502,123

	Electric — Integrated	0.72%
20,414	Tata Power Co., Ltd.		296,095	318,008

	Engineering / Research & Development Services	0.39%
165,500	Texmaco, Ltd.		472,306	169,461

	Finance — Other Services	0.44%
164,600	Infrastructure Development Finance Co., Ltd.		182,775	194,637

	Independent Power Producer	0.31%
58,670	Lanco Infratech, Ltd.+		149,295	136,953

	Oil Refining & Marketing	1.57%
25,532	Reliance Industries, Ltd.		230,980	692,206

	Power Conversion & Supply Equipment	0.79%
12,882	Bharat Heavy Electricals, Ltd.		82,332	347,996

	Tobacco	0.53%
63,780	ITC, Ltd.		209,986	234,478

	Total India		3,487,555	4,438,580

The Asia Tigers Fund, Inc.
Schedule of Investments	January 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	Indonesia	2.93%
	Coal	1.33%
895,000	PT Tambang Batubara Bukit Asam TBK		$538,308	$581,986

	Commercial Banks — Non-US	0.79%
870,000	PT Bank Rakyat Indonesia		352,465	347,847

	Telecommunications Services	0.81%
645,500	PT Telekomunikasi Indonesia TBK		534,708	357,351

	Total Indonesia		1,425,481	1,287,184

	Malaysia	2.53%
	Casino Hotels	0.70%
496,600	Resorts World BHD		240,594	308,353

	Commercial Banks — Non-US	0.86%
213,400	Bumiputra — Commerce Holdings BHD		266,648	378,589

	Rubber & Vinyl	0.97%
342,000	Top Glove Corp. BHD		513,152	424,715

	Total Malaysia		1,020,394	1,111,657

	Singapore	9.75%
	Agriculture Operations	0.93%
213,000	Wilmar International, Ltd.		436,833	408,856

	Commercial Banks — Non-US	1.77%
133,650	DBS Group Holdings, Ltd.		820,624	780,244

	Computers — Integrated Systems	0.70%
1,212,000	CSE Global, Ltd.		834,772	308,856

	Diversified Operations	0.57%
94,000	Keppel Corp., Ltd.		338,391	251,986

	Real Estate — Operations & Development	0.40%
189,500	Keppel Land, Ltd.		142,823	175,603

	REITS — Diversified	1.01%
699,000	CapitaCommercial Trust		472,742	441,849

The Asia Tigers Fund, Inc.
Schedule of Investments	January 31, 2009
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	Singapore (concluded)
	Schools	0.96%
1,219,000	Raffles Education Corp., Ltd.		$538,168	$423,600

	Telecommunications Services	1.08%
270,840	Singapore Telecommunications, Ltd.		386,047	476,856

	Transportation — Marine	1.22%
1,233,000	Ezra Holdings, Ltd.		333,510	534,561

	Water Treatment Systems	1.11%
416,000	Hyflux, Ltd.		739,284	487,371

	Total Singapore		5,043,194	4,289,782

	South Korea	20.25%
	Building & Construction — Miscellaneous	0.72%
7,315	GS Engineering & Construction Corp.		283,026	318,136

	Cellular Telecommunications	1.38%
4,031	SK Telecom Co., Ltd.		732,692	606,286

	Chemicals	1.06%
7,969	LG Chem, Ltd.		399,269	464,993

	Diversified Financial Services	2.37%
18,331	KB Financial Group, Inc.+		358,783	491,626
26,730	Shinhan Financial Group Co., Ltd.+		325,011	552,192

			683,794	1,043,818

	Electric Products — Miscellaneous	0.45%
3,790	LG Electronics, Inc.		309,623	197,796

	Electronic Components — Semiconductors	4.10%
5,098	Samsung Electronics Co., Ltd.		1,350,671	1,803,294

	Engineering — Internal Combustion	1.51%
29,254	Hyunjin Materials Co., Ltd.+		450,333	663,709

	Metal Processors & Fabrication	1.49%
9,934	Taewoong Co., Ltd.		796,795	656,698

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2009 (Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea (concluded)
	Non-Ferrous Metals	0.80%
5,390	Korea Zinc Co., Ltd.		$192,406	$351,624

	Property & Casualty Insurance	0.89%
47,360	LIG Insurance Co., Ltd.		667,763	393,065

	Retail — Discount	1.03%
1,394	Shinsegae Co., Ltd.		415,445	451,666

	Retail — Miscellaneous/Diversified	0.66%
8,872	GS Home Shopping, Inc.		251,441	289,388

	Shipbuilding	0.84%
18,780	Samsung Heavy Industries Co., Ltd.		245,369	368,903

	Steel — Producers	1.88%
3,170	POSCO		330,617	827,196

	Web Portals & Internet Service Providers	1.07%
4,661	NHN Corp.+		403,851	472,992

	Total South Korea		7,513,095	8,909,564

	Taiwan	11.80%
	Building Products — Cement & Aggregation	0.88%
583,000	Taiwan Cement Corp.		332,534	387,943

	Computers	1.91%
204,000	Acer, Inc.		424,564	253,576
202,884	Advantech Co., Ltd.		227,434	249,471
35,600	HTC Corp.		491,264	335,994

			1,143,262	839,041

	Diversified Financial Services	0.91%
665,000	Fubon Financial Holding Co., Ltd.		398,351	399,941

	Electronic Components — Miscellaneous	1.27%
317,810	Hon Hai Precision Industry Co., Ltd.		553,235	558,267

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2009 (Unaudited)
COMMON STOCK (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan (concluded)
	Metal Processors & Fabrication	0.75%
150,375	Shin Zu Shing Co., Ltd.		$652,574	$329,964

	Power Conversion & Supply Equipment	0.72%
202,607	Delta Electronics, Inc.		441,896	317,898

	Semiconductor Components — Integrated Circuits	4.73%
456,000	Siliconware Precision Industries Co.		447,971	352,988
1,443,083	Taiwan Semiconductor Manufacturing Co., Ltd.		2,226,088	1,727,188

			2,674,059	2,080,176

	Telecommunications Services	0.63%
182,000	Chunghwa Telecom Co., Ltd.		279,680	276,895

	Total Taiwan		6,475,591	5,190,125

	Thailand	3.70%
	Building — Residential/Commercial	0.45%
2,143,200	Land & Houses PCL		201,924	197,315

	Cellular Telecommunications	1.36%
279,600	Advanced Info Service PCL		754,405	599,571

	Commercial Banks — Non-US	0.79%
232,805	Siam Commercial Bank PCL		79,340	346,129

	Oil Companies — Exploration & Production	1.10%
171,600	PTT Exploration & Production PCL		279,979	485,730

	Total Thailand		1,315,648	1,628,745

	United States	0.45%
	Metals — Diversified	0.45%
7,950	Freeport-McMoran Copper & Gold, Inc.		200,432	199,863

	Total United States		200,432	199,863

	TOTAL COMMON STOCK		40,952,928	42,266,266

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2009 (Unaudited)
EXCHANGE TRADED FUNDS (2.65% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong	2.65%
965,500	iShares Asia Trust — iShares FTSE/Xinhua A50 China Tracker+		$1,037,300	$1,165,376

	Total Hong Kong		1,037,300	1,165,376

	TOTAL EXCHANGE TRADED FUNDS		1,037,300	1,165,376

WARRANTS (0.00% of holdings)*
	Hong Kong	0.00%
52,571	China State Construction International Holdings, Ltd.		0	68

	Total Hong Kong		0	68

	TOTAL WARRANTS		0	68

REPURCHASE AGREEMENTS (1.27% of holdings)

PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	HOLDINGS	COST	VALUE

	United States	1.27%
556,845	State Street Bank, 0.01% dated 01/30/09, due 02/02/09, proceeds at maturity $556,845 (Collateralized by $560,000 U.S. Treasury Bill, 0.05%, due 02/05/09, Market Value $559,998)		556,845	556,845

	Total United States		556,845	556,845

	TOTAL REPURCHASE AGREEMENTS		556,845	556,845

	TOTAL INVESTMENTS	100.00%	$42,547,073	$43,988,555

Footnotes and Abbreviations

ADR	American Depository Receipts.

*	Less than 0.01%.

+	Non-Income producing security.

++	As of October 31, 2008, the aggregate cost for federal income tax purposes was $59,049,675.

The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$6,811,226
Excess of tax cost over value	(8,858,983)

$(2,047,757)

These temporary differences in book and tax cost are due to wash sale loss deferrals and cumulative mark to market of passive foreign investment companies.

Supplemental Information to the Schedule of Investments
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective with the January 31, 2009 quarterly reporting on portfolio holdings. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 –other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of January 31, 2009, is as follows:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$42,599,851
Level 2 - Other Significant Observable Inputs	1,388,704
Level 3 - Significant Unobservable Inputs	0

Total	$43,988,555

The Fund held no Level 3 securities on January 31, 2009.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date	March 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date	March 11, 2009

By (Signature and Title)*	/s/ Joseph Malangoni

Joseph Malangoni, Treasurer
(principal financial officer)

Date	March 11, 2009

*	Print the name and title of each signing officer under his or her signature.